Common Stock (Schedule of Stock by Class) (Details) (USD $)	0 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	16 Months Ended					0 Months Ended	9 Months Ended
	Oct. 24, 2012	Oct. 05, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012	Oct. 31, 2012	Oct. 05, 2012 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Apr. 20, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Oct. 24, 2012 Minimum [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 One Year [Member] Minimum [Member]	Sep. 30, 2012 One Year [Member] Maximum [Member]	Sep. 30, 2012 Two Years [Member] Minimum [Member]	Sep. 30, 2012 Two Years [Member] Maximum [Member]	Sep. 30, 2012 Three Years [Member] Minimum [Member]	Sep. 30, 2012 Three Years [Member] Maximum [Member]	Sep. 30, 2012 Four Years [Member] Minimum [Member]	Sep. 30, 2012 Four Years [Member] Maximum [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding				22,222	31,222		31,222			31,222		22,222
Proceeds from issuance of common stock	$ 1,000,000		$ 0	$ 200,000	$ 0	$ 200,000	$ 200,000	$ 2,200,000					$ 2,000,000
Common Stock, Dividends, Per Share Per Day, Declared		$ 0.00194520548
Share Price	$ 9.00								$ 10.00	$ 10.00	$ 10.00
Payments to Acquire Real Estate														$ 1,200,000,000
Stock Repurchase Program, Quarterly Authorized Amount as a Percentage of Net Asset Value					1.25%		1.25%
Stock Repurchase Program, Annual Authorized Amount as a Percentage of Net Asset Value					5.00%		5.00%
Repurchase Price, Share Repurchase Program															$ 9.25		$ 9.50		$ 9.75		$ 10.00
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid																92.50%		95.00%		97.50%		100.00%
Common Stock, Short-term Trading Fee, Percentage of Aggregate Net Asset Value of Shares Repurchased					2.00%		2.00%